Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Issued and Fully Paid Ordinary Shares
Issued and fully paid ordinary shares of €0.07 each

	Number of shares	Nominal value $ million
At January 1, 2024	6,524,109,049	544
Repurchases of shares	(409,077,891)	(34)
At December 31, 2024	6,115,031,158	510
At January 1, 2023	7,003,503,393	584
Repurchases of shares	(479,394,344)	(40)
At December 31, 2023	6,524,109,049	544